Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities

	December 31, 2014			December 31, 2013			December 31, 2012
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$10	$—	$10	$10	$—	$10
Other U.S. and non-U.S. government bonds	94	—	94	119	1	120	144	2	146

Corporate bonds
Corporate bonds	677	16	693	612	21	633	626	38	664
Asset-backed securities	103	2	105	72	—	72	96	—	96

Mortgage-backed debt securities
U.S. governmental agency	292	2	294	322	(1)	321	291	8	299
Residential	15	—	15	18	—	18	26	(1)	25
Commercial	63	4	67	87	6	93	117	10	127

Equity securities
Large capitalization value	150	83	233	173	81	254	147	38	185
Smaller company growth	17	26	43	25	24	49	22	12	34
Total	$1,421	$133	$1,554	$1,438	$132	$1,570	$1,479	$107	$1,586

Investments in an unrealized loss position that are not other-than-temporarily impaired

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2014
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$195	$1	$32	$—	$227	$1

Mortgage-backed debt securities
U.S. governmental agency	34	—	140	3	174	3

Equity securities
Large capitalization value	15	2	1	—	16	2
Total	$244	$3	$173	$3	$417	$6

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2013
(Millions of dollars)	Less than 12 months [1]		12 months or more [1]		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$159	$2	$1	$—	$160	$2
Asset-backed securities	6	—	20	1	26	1

Mortgage-backed debt securities
U.S. governmental agency	140	4	65	2	205	6
Total	$305	$6	$86	$3	$391	$9

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2012
(Millions of dollars)	Less than 12 months [1]		12 months or more [1]		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$—	$—	$20	$3	$20	$3

Mortgage-backed debt securities
U.S. governmental agency	84	1	15	—	99	1
Residential	—	—	14	1	14	1

Equity securities
Large capitalization value	25	2	10	1	35	3
Total	$109	$3	$59	$5	$168	$8

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Cost basis and fair value of the available-for-sale debt securities by contractual maturity

	December 31, 2014
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$72	$73
Due after one year through five years	744	760
Due after five years through ten years	41	42
Due after ten years	27	27
U.S. governmental agency mortgage-backed securities	292	294
Residential mortgage-backed securities	15	15
Commercial mortgage-backed securities	63	67
Total debt securities – available-for-sale	$1,254	$1,278

Schedule of proceeds and gross gain and losses from the sale of available-for-sale securities

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2014	2013	2012
Proceeds from the sale of available-for-sale securities	$434	$449	$306
Gross gains from the sale of available-for-sale securities	$38	$22	$6
Gross losses from the sale of available-for-sale securities	$2	$2	$—